Document And Entity Information	12 Months Ended
	Dec. 31, 2014	Apr. 15, 2015
Document Information [Line Items]
Entity Registrant Name	Dehaier Medical Systems Ltd
Entity Central Index Key	0001474627
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	DHRM
Entity Common Stock, Shares Outstanding		5,845,675
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes